Offerings	Sep. 30, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	New Lionsgate Class A shares, no par value per share, issued in respect of the Initial Share Exchange by holders of LGEC Class A common shares, no par value per share
Maximum Aggregate Offering Price	$ 698,975,705.57
Fee Rate	0.01531%
Amount of Registration Fee	$ 107,013.19
Offering Note
(1)
Represents the estimated maximum number of common shares, no par value per share (the “New Lionsgate Class A shares”), of Lionsgate Studios Holding Corp. (“New Lionsgate”), a newly incorporated entity formed under the laws of the Province of British Columbia and a wholly-owned subsidiary of Lions Gate Entertainment Corp. (“Lionsgate”), that may be issued to holders of Class A voting common shares (the “LGEC Class A common shares”) of Lionsgate in connection with the Initial Share Exchange (as defined in the joint proxy statement/prospectus included in this Registration Statement on Form
S-4,
the “joint proxy statement/prospectus”) based on the product of (a) the sum of (i) 83,691,063, the number of LGEC Class A common shares outstanding as of January 23, 2025, (ii) 98,319, the number of LGEC Class A common shares issuable in respect of outstanding awards of restricted stock units as of January 23, 2025, (iii) 2,183,112 the number of LGEC Class A common shares issuable in respect of options to purchase LGEC Class A common shares (excluding performance-based vesting awards) that were issued by Lionsgate outstanding as of January 23, 2025 and (iv) 110,503, the number of LGEC Class A common shares issuable in respect of performance-based vesting stock options to purchase LGEC Class A common shares that were issued by Lionsgate and outstanding as of January 23, 2025, multiplied by
(b) the sum of (x) 1, the number of New Lionsgate Class A shares to be issued in connection with the Initial Share Exchange and (y) 1, the number of preferred shares, no par value per share (the “New Lionsgate Class C preferred shares”), of New Lionsgate to be issued to holders of LGEC Class A common shares in connection with the Initial Share Exchange.

(2)
Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act, as amended (the “Securities Act”), and calculated in accordance with Rules 457(c), 457(f) and 457(h) under the Securities Act. Such amount was calculated based upon the market value of the LGEC Class A common shares as follows: the sum of
(a) the product of (i) 83,789,382 (the sum of items (a)(i) and (a)(ii) in footnote 1 above)
multiplied by
(ii) $7.71, the average of the high and low prices per LGEC Class A common share as reported on the New York Stock Exchange on January 23, 2025 and (b) the product of (i) 2,293,615 (the sum of items (a)(iii) and (a)(iv) in footnote 1 above, which is the number of LGEC Class A common shares issuable in respect of options to purchase shares of LGEC Class A common shares of Lionsgate that were issued and outstanding as of January 23, 2025), multiplied by
(ii) $23.09, the weighted average exercise price of such options as of January 23, 2025.

(3)	Calculated in accordance with Section 6(b) of the Securities Act at a rate equal to $153.10 per $1,000,000 of the proposed maximum aggregate offering price.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	New Lionsgate Cass B shares, no par value per share, issued in respect of the Initial Share Exchange by holders of LGEC Class B common shares, no par value per share
Maximum Aggregate Offering Price	$ 1,430,857,180.8
Fee Rate	0.01531%
Amount of Registration Fee	$ 219,064.24
Offering Note
(3)	Calculated in accordance with Section 6(b) of the Securities Act at a rate equal to $153.10 per $1,000,000 of the proposed maximum aggregate offering price.
(4)
Represents the estimated maximum number of common shares, no par value per share (the “New Lionsgate Class B shares”), of New Lionsgate that may be issued to holders of Class B non-voting
common shares (the “LGEC Class B common shares”) of Lionsgate in connection with the Initial Share Exchange based on the product of (a) the sum of
(i) 156,787,848, the number of LGEC Class B common shares outstanding as of January 23, 2025, (ii) 10,069,822, the number of LGEC Class B common shares issuable in respect of outstanding awards of restricted stock units as of January 23, 2025, (iii) 9,788,678, the number of LGEC Class B common shares issuable in respect of outstanding performance-based awards of restricted stock units as of January 23, 2025, (iv) 11,224,717, the number of LGEC Class B common shares issuable in respect of options to purchase LGEC Class B common shares (excluding performance-based vesting awards) that were issued by Lionsgate outstanding as of January 23, 2025 and (v) 4,741,247, the number of LGEC Class B common shares issuable in respect of performance-based vesting stock options to purchase LGEC Class B common shares that were issued by Lionsgate outstanding as of January 23, 2025, multiplied by
(b) the sum of (x) 1, the number of, New Lionsgate Class B shares to be issued in connection with the Initial Share Exchange and (y) 1, the number of New Lionsgate Class C preferred shares to be issued to holders of LGEC Class B common shares in connection with the Initial Share Exchange.

(5)
Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and calculated in accordance with Rules 457(c), 457(f) and 457(h) under the Securities Act. Such amount was calculated based upon the market value of the LGEC Class B common shares as follows: the sum of
(a) the product of (i) 176,646,348 (the sum of items (a)(i) through (a)(iii) in footnote 4 above), multiplied by
(ii) $6.87, the average of the high and low prices per LGEC Class B common share as reported on the New York Stock Exchange on January 23, 2025 and (b) the product of (i) 15,965,964 (the sum of items (a)(iv) and (a)(v) in footnote 4 above, which is the number of LGEC Class B common shares issuable in respect of options to purchase LGEC Class B common shares of Lionsgate that were issued and outstanding as of January 23, 2025), multiplied by
(ii) $13.61, the weighted average exercise price of such options as of January 23, 2025.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	New Lionsgate new commonshares, no par value per share,issued in respect ofoutstanding SEAC Options
Maximum Aggregate Offering Price	$ 15,136,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,317.33
Offering Note
(3)	Calculated in accordance with Section 6(b) of the Securities Act at a rate equal to $153.10 per $1,000,000 of the proposed maximum aggregate offering price.
(6)
Represents the estimated maximum number of Lionsgate Studios Holding Corp. common shares, no par value per share (the “New Lionsgate new common shares”) that may be issued in connection with the Transactions described in the joint proxy statement/prospectus to all holders of certain stock options (the “SEAC Options”) of Lionsgate Studios Corp. (“LG Studios”), calculated as the product of (a) up to 2,200,000 common shares, no par value per share (the “LG Studios common shares”) of LG Studios issuable upon exercise of the SEAC Options, multiplied by
(b) 1, the maximum number of New Lionsgate new common shares to be issued in connection with the Transactions.

(7)
Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and calculated pursuant to Rule 457(f) under the Securities Act. Such value equals the product of (a) up to 2,200,000 shares of common stock of LG Studios issuable upon exercise of the SEAC Options, multiplied by (b) $6.88, the average of the high and low prices per LG Studios common share as reported on the Nasdaq Global Select Market on January 23, 2025.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	New Lionsgate new commonshares, no par value per share,issued in respect of the shareexchange by holders of LGStudios common shares, nopar value per share
Maximum Aggregate Offering Price	$ 59,583,799.68
Fee Rate	0.01531%
Amount of Registration Fee	$ 9,122.28
Offering Note
(3)	Calculated in accordance with Section 6(b) of the Securities Act at a rate equal to $153.10 per $1,000,000 of the proposed maximum aggregate offering price.
(8)
Represents the estimated maximum number of New Lionsgate new common shares that may be issued in connection with the Transactions described in the joint proxy statement/prospectus to all holders of LG Studios common shares, calculated as (A) the product of (a) 288,681,224, the number of LG Studios common shares outstanding as of January 23, 2025, multiplied by
(b) 1, the maximum number of New Lionsgate new common shares to be issued in connection with the Transactions less
(B) (x) 280,020,788, the number of New Lionsgate new common shares multiplied by
(y) 0.97, included by the Registrants in connection with the filing of the Registration Statement on Form S-4 (File No. 333-282630) filed with the Securities and Exchange Commission on December 31, 2024. The Registrants previously paid $310,706 in respect of these LG Studios common shares based on such maximum number of New Lionsgate new common shares of 280,020,788 as reflected in the “Fees Previously Paid.”

(9)
Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and calculated pursuant to Rule 457(f) under the Securities Act. Such value equals the product of (A) (a) 288,681,224, the number of LG Studios common shares outstanding as of January 23, 2025, less
(b) 280,020,788, the number of New Lionsgate new common shares included by the Registrants in connection with the filing of the Registration Statement on Form S-4 (File No. 333-282630) filed with the Securities and Exchange Commission on December 31, 2024
multiplied by
(B) $6.88, the average of the high and low prices per LG Studios common share as reported on the Nasdaq Global Select Market on January 23, 2025.